Shareholder Fees {- Transportation Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 | Transportation Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none